Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Net Sales	$ 1,795	$ 41	$ 3,940	$ 41	$ 341
Cost of Sales	449	22	1,304	22	182
Gross Profit	1,346	19	2,636	19	159
Operating Expenses
General and administrative expenses	4,208	45	9,476	45	284
Advertising and promotional expenses	29	1	94	1	2
Total operating expenses	4,237	46	9,570	46	286
Operating Loss	(2,891)	(27)	(6,934)	(27)	(127)
Nonoperating Income (Expense)
Interest income			3
Total nonoperating expense	(356)		(502)
Net Loss	(3,247)	(27)	(7,436)	(27)	(127)
Bridge Media LLC [Member] | Nonrelated Party [Member]
Nonoperating Income (Expense)
Interest expense	(4)		(6)
Bridge Media LLC [Member] | Related Party [Member]
Nonoperating Income (Expense)
Interest expense	(352)		(499)
The Arena Group Holdings Inc [Member]
Net Sales	63,418	57,277	173,604	159,272	220,935	$ 189,140
Cost of revenue (includes amortization of platform development and developed technology for three months ended 2023 and 2022 of $2,191 and $2,413, respectively and for the nine months ended 2023 and 2022 of $6,883 and $7,099, respectively)	35,245	32,671	102,422	98,790	132,923	110,530
Gross Profit	28,173	24,606	71,182	60,482	88,012	78,610
Operating Expenses
Selling and marketing	19,271	18,424	56,743	53,123	72,489	81,929
General and administrative expenses	11,028	13,493	35,803	41,841	53,499	55,612
Depreciation and amortization	4,726	4,478	14,227	13,124	17,650	16,345
Loss on impairment of assets			119	257	257	1,192
Loss on impairment of lease						466
Loss on termination of lease						7,345
Total operating expenses	35,025	36,395	106,892	108,345	143,895	162,889
Operating Loss	(6,852)	(11,789)	(35,710)	(47,863)	(55,883)	(84,279)
Nonoperating Income (Expense)
Change in fair value of contingent consideration	(60)		(469)			34
Interest expense	(4,042)	(3,184)	(13,225)	(8,510)	(11,428)	(10,449)
Liquidated damages	(151)	(339)	(455)	(639)	(1,140)	(2,637)
Gain upon debt extinguishment						5,717
Total nonoperating expense	(4,253)	(3,523)	(14,149)	(9,149)	(12,568)	(7,335)
Loss before income taxes	(11,105)	(15,312)	(49,859)	(57,012)	(68,451)	(91,614)
Income tax (provision) benefit	(61)	(547)	(168)	1,180	1,063	1,674
Loss from continuing operations	(11,166)	(15,859)	(50,027)	(55,832)	(67,388)	(89,940)
Loss from discontinued operations, net of tax		(646)		(1,329)	(3,470)
Net Loss	$ (11,166)	$ (16,505)	$ (50,027)	$ (57,161)	$ (70,858)	$ (89,940)
Basic and diluted net loss per common share:
Basic net loss per common share continuing operations	$ (0.48)	$ (0.87)	$ (2.32)	$ (3.22)	$ (3.82)	$ (7.87)
Diluted net loss per common share continuing operations	(0.48)	(0.87)	(2.32)	(3.22)	(3.82)	(7.87)
Basic net loss per common share discontinued operations		(0.04)		(0.08)	(0.20)
Diluted net loss per common share discontinued operations		(0.04)		(0.08)	(0.20)
Basic net loss per common share	(0.48)	(0.90)	(2.33)	(3.30)	(4.02)	(7.87)
Diluted net loss per common share	$ (0.48)	$ (0.90)	$ (2.33)	$ (3.30)	$ (4.02)	$ (7.87)
Weighted average number of common shares outstanding - basic	23,445,675	18,284,670	21,567,166	17,339,882	17,625,619	11,429,740
Weighted average number of common shares outstanding - diluted	23,445,675	18,284,670	21,567,166	17,339,882	17,625,619	11,429,740